Environmental rehabilitation obligation and other provisions - Schedule of environmental rehabilitation obligation activity (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of the year	R 11,355	R 8,435	R 8,146
Interest charge	966	758	611
Utilisation of environmental rehabilitation obligation	(488)	(274)	(236)
Change in estimates charged to profit or loss	433	(82)	(183)
Change in estimates capitalised	204	(419)	(85)
Environmental rehabilitation obligation on acquisition of subsidiaries	0	3,576	97
Derecognition with deemed disposal of interest in joint operation	0	(818)	0
Liabilities associated with assets held for sale	(451)	0	0
Foreign currency translation	(214)	179	85
Balance at end of the year	11,805	11,355	8,435
Reconciliation of the non-current and current portion of the environmental rehabilitation obligation:
Environmental rehabilitation obligation and other provisions	0	0	0
Environmental rehabilitation obligation and other provisions	R 11,805	R 11,355	R 8,435